Average Annual Total Returns		12 Months Ended	56 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	64 Months Ended	65 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator U.S. Equity Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.79%				10.95%							12.61%
Performance Inception Date	Dec. 31, 2018
Innovator U.S. Equity Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.79%				10.95%							12.31%
Innovator U.S. Equity Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.76%				8.73%							10.12%
Innovator U.S. Equity Power Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.28%				8.99%							9.38%
Performance Inception Date	Dec. 31, 2018
Innovator U.S. Equity Power Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.28%				8.99%							9.38%
Innovator U.S. Equity Power Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.68%				7.12%							7.56%
Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.07%				7.72%							8.09%
Performance Inception Date	Dec. 31, 2018
Innovator U.S. Equity Ultra Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.07%				7.72%							8.09%
Innovator U.S. Equity Ultra Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.55%				6.08%							6.48%
Innovator U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.89%			12.28%	12.33%
Performance Inception Date	Jan. 31, 2020
Innovator U.S. Equity Buffer ETF - February | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.89%			12.28%	12.33%
Innovator U.S. Equity Buffer ETF - February | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.63%			9.92%	9.87%
Innovator U.S. Equity Power Buffer ETF - February
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.52%			8.96%	9.16%
Performance Inception Date	Jan. 31, 2020
Innovator U.S. Equity Power Buffer ETF - February | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.52%			8.96%	9.16%
Innovator U.S. Equity Power Buffer ETF - February | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.23%			7.14%	7.25%
Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.44%			7.09%	7.13%
Performance Inception Date	Jan. 31, 2020
Innovator U.S. Equity Ultra Buffer ETF - February | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.44%			7.09%	7.13%
Innovator U.S. Equity Ultra Buffer ETF - February | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.18%			5.60%	5.60%
Innovator U.S. Equity Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.88%		12.98%		12.30%
Performance Inception Date	Feb. 28, 2020
Innovator U.S. Equity Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.88%		12.98%		12.30%
Innovator U.S. Equity Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.81%		10.51%		9.84%
Innovator U.S. Equity Power Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.91%		9.82%		9.53%
Performance Inception Date	Feb. 28, 2020
Innovator U.S. Equity Power Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.91%		9.82%		9.53%
Innovator U.S. Equity Power Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.05%		7.85%		7.55%
Innovator U.S. Equity Ultra Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.80%		7.62%		7.53%
Performance Inception Date	Feb. 28, 2020
Innovator U.S. Equity Ultra Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.80%		7.62%		7.53%
Innovator U.S. Equity Ultra Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.99%		6.04%		5.93%
Innovator U.S. Equity Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.15%				10.06%						10.17%
Performance Inception Date	Mar. 29, 2019
Innovator U.S. Equity Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.15%				10.06%						10.17%
Innovator U.S. Equity Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.82%				7.99%						8.21%
Innovator U.S. Equity Power Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.56%				7.44%						7.38%
Performance Inception Date	Mar. 29, 2019
Innovator U.S. Equity Power Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.56%				7.44%						7.21%
Innovator U.S. Equity Power Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.88%				5.85%						5.79%
Innovator U.S. Equity Ultra Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.18%				5.59%						4.47%
Performance Inception Date	Mar. 29, 2019
Innovator U.S. Equity Ultra Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.18%				5.59%						4.35%
Innovator U.S. Equity Ultra Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.66%				4.36%						3.45%
Innovator U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.05%	10.36%			8.61%
Performance Inception Date	Apr. 30, 2020
Innovator U.S. Equity Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.05%	10.36%			8.61%
Innovator U.S. Equity Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.54%	8.29%			6.81%
Innovator U.S. Equity Power Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.22%	7.98%			6.85%
Performance Inception Date	Apr. 30, 2020
Innovator U.S. Equity Power Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.22%	7.98%			6.85%
Innovator U.S. Equity Power Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.05%	6.32%			5.37%
Innovator U.S. Equity Ultra Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.58%	6.46%			5.98%
Performance Inception Date	Apr. 30, 2020
Innovator U.S. Equity Ultra Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.58%	6.46%			5.98%
Innovator U.S. Equity Ultra Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.08%	5.08%			4.68%
Innovator U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.51%				8.45%					9.77%
Performance Inception Date	May 31, 2019
Innovator U.S. Equity Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.51%				8.45%					9.77%
Innovator U.S. Equity Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.41%				6.67%					7.86%
Innovator U.S. Equity Power Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.54%				6.81%					7.95%
Performance Inception Date	May 31, 2019
Innovator U.S. Equity Power Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.54%				6.81%					7.95%
Innovator U.S. Equity Power Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.83%				5.34%					6.34%
Innovator U.S. Equity Ultra Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.47%				5.93%					6.72%
Performance Inception Date	May 31, 2019
Innovator U.S. Equity Ultra Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.47%				5.93%					6.53%
Innovator U.S. Equity Ultra Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.20%				4.64%					5.24%
Innovator U.S. Equity Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.76%				11.04%									9.83%
Performance Inception Date	Aug. 28, 2018
Innovator U.S. Equity Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.76%				11.04%									9.83%
Innovator U.S. Equity Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.15%				8.79%									7.96%
Innovator U.S. Equity Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.83%				10.02%										8.76%
Performance Inception Date	Aug. 07, 2018
Innovator U.S. Equity Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.83%				10.02%										8.71%
Innovator U.S. Equity Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.59%				7.95%										7.03%
Innovator U.S. Equity Ultra Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.29%				7.98%										6.93%
Performance Inception Date	Aug. 07, 2018
Innovator U.S. Equity Ultra Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.29%				7.98%										6.62%
Innovator U.S. Equity Ultra Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.27%				6.29%										5.37%
Innovator U.S. Equity Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.72%				10.95%				11.40%
Performance Inception Date	Jul. 31, 2019
Innovator U.S. Equity Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.72%				10.95%				11.40%
Innovator U.S. Equity Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.71%				8.72%				9.22%
Innovator U.S. Equity Power Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.28%				8.86%				9.13%
Performance Inception Date	Jul. 31, 2019
Innovator U.S. Equity Power Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.28%				8.86%				9.05%
Innovator U.S. Equity Power Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.27%				7.00%				7.27%
Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.34%				7.48%				7.69%
Performance Inception Date	Jul. 31, 2019
Innovator U.S. Equity Ultra Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.34%				7.48%				7.64%
Innovator U.S. Equity Ultra Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.31%				5.89%				6.09%
Innovator U.S. Equity Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.75%				11.08%			11.86%
Performance Inception Date	Aug. 30, 2019
Innovator U.S. Equity Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.75%				11.08%			11.76%
Innovator U.S. Equity Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.73%				8.83%			9.54%
Innovator U.S. Equity Power Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.72%				9.36%			9.50%
Performance Inception Date	Aug. 30, 2019
Innovator U.S. Equity Power Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.72%				9.36%			9.50%
Innovator U.S. Equity Power Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.94%				7.41%			7.62%
Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.56%				7.73%			7.80%
Performance Inception Date	Aug. 30, 2019
Innovator U.S. Equity Ultra Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.56%				7.73%			7.76%
Innovator U.S. Equity Ultra Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.84%				6.09%			6.18%
Innovator U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.23%				10.45%								10.19%
Performance Inception Date	Sep. 28, 2018
Innovator U.S. Equity Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.23%				10.45%								10.18%
Innovator U.S. Equity Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.42%				8.31%								8.25%
Innovator U.S. Equity Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.94%				9.54%								8.71%
Performance Inception Date	Sep. 28, 2018
Innovator U.S. Equity Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.94%				9.54%								8.61%
Innovator U.S. Equity Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.48%				7.56%								6.96%
Innovator U.S. Equity Ultra Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.48%				7.75%								6.98%
Performance Inception Date	Sep. 28, 2018
Innovator U.S. Equity Ultra Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.48%				7.75%								6.86%
Innovator U.S. Equity Ultra Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.20%				6.10%								5.50%
Innovator U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.96%				8.34%		9.40%
Performance Inception Date	Oct. 31, 2019
Innovator U.S. Equity Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.96%				8.34%		9.40%
Innovator U.S. Equity Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.67%				6.58%		7.52%
Innovator U.S. Equity Power Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.34%				7.62%		8.32%
Performance Inception Date	Oct. 31, 2019
Innovator U.S. Equity Power Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.34%				7.62%		8.32%
Innovator U.S. Equity Power Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.12%				6.00%		6.63%
Innovator U.S. Equity Ultra Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.71%				6.15%		6.68%
Performance Inception Date	Oct. 31, 2019
Innovator U.S. Equity Ultra Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.71%				6.15%		6.68%
Innovator U.S. Equity Ultra Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.75%				4.81%		5.28%
Innovator U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.87%				10.13%	10.89%
Performance Inception Date	Nov. 29, 2019
Innovator U.S. Equity Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.87%				10.13%	10.89%
Innovator U.S. Equity Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.80%				8.04%	8.77%
Innovator U.S. Equity Power Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.04%				8.43%	8.50%
Performance Inception Date	Nov. 29, 2019
Innovator U.S. Equity Power Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.04%				8.43%	8.50%
Innovator U.S. Equity Power Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.72%				6.66%	6.77%
Innovator U.S. Equity Ultra Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.06%				6.86%	6.90%
Performance Inception Date	Nov. 29, 2019
Innovator U.S. Equity Ultra Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.06%				6.86%	6.90%
Innovator U.S. Equity Ultra Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.73%				5.39%	5.45%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	18.03%	17.24%	15.31%	14.42%	15.41%	15.86%	16.14%	15.63%	16.65%	15.75%	17.29%	14.32%	14.26%	14.37%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.39%	16.26%	15.47%	13.56%	12.75%	13.65%	14.08%	14.35%	13.83%	14.84%	13.94%	15.43%	12.49%	12.42%	12.53%